Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	theMaven, Inc.
Entity Central Index Key	0000894871
Document Type	8-K/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	On December 12, 2018, TheMaven, Inc. (the "Company"), consummated the merger between Say Media, Inc. ("Say Media") and the Company's wholly-owned subsidiary, SM Acquisition Co., Inc. ("SMAC"), in which SMAC merged with and into Say Media, with Say Media continuing as the surviving corporation in the merger as a wholly-owned subsidiary of the Company (the "Merger"). The purpose of this Amendment No. 1 is to file the requisite financial statements and pro forma financial information relating to the Merger.
Entity Emerging Growth Company	false